FINANCIAL INSTRUMENTS - Interest Rates Used for Determining Fair Values (Details) - Discounted cash flow	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivatives | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rates used for determining fair value	1.40%	0.90%
Derivatives | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rates used for determining fair value	1.80%	1.10%
Loans and borrowings | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rates used for determining fair value	2.00%	1.90%
Loans and borrowings | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rates used for determining fair value	4.70%	4.80%